As filed with the U.S. Securities and Exchange Commission on March 9, 2017

Registration No. 333-213829

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 1	x
(Check appropriate box or boxes)

TRUST FOR ADVISED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices)

(Registrant’s Telephone Numbers, Including Area Code) (626) 914-7385

Christopher E. Kashmerick, President
Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Miller Opportunity Trust Miller Income Fund	Shares of beneficial interest, no par value per share

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Trust for Advised Portfolios (the “Trust”) on Form N-14 hereby incorporates Part A and Part B from the Trust’s filing of the definitive combined proxy statement/prospectus and statement of additional information pursuant to Rule 497(c) filed on November 28, 2016.  This Post-Effective Amendment No. 1 is being filed to add the final tax opinion as an Exhibit to Part C of the Registration Statement.

PART C – OTHER INFORMATION

Item 15.  Indemnification.

Reference is made to Article VI in the Agreement and Declaration of Trust for Trust for Advised Portfolios (the “Registrant”) (previously filed with the registration statement on Form N-1A (File No. 333-108394) on June 24, 2005). In addition to the indemnification provisions contained in the Registrant’s Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration and Fund Accounting Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 16.  Exhibits

(1)	(a)
Certificate of Trust dated August 28, 2003 was previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-108394) on August 29, 2003 and is incorporated herein by reference.

(b)
Certificate of Amendment to Certificate of Trust dated June 1, 2005 was previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-108394) on June 24, 2005 and is incorporated herein by reference.

(c)
Certificate of Amendment to Certificate of Trust dated December 1, 2011 was previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-108394) on January 30, 2013 and is incorporated herein by reference.

(d)
Certificate of Amendment to Certificate of Trust dated January 31, 2013 was previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-108394) on November 26, 2014 and is incorporated herein by reference.

(e)
Certificate of Amendment to Certificate of Trust dated January 13, 2014 was previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-108394) on September 29, 2015 and is incorporated herein by reference.

(f)
Agreement and Declaration of Trust dated August 26, 2003 was previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-108394) on August 29, 2003 and is incorporated herein by reference.

(g)
Amendment to Agreement and Declaration of Trust dated August 19, 2015 was previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-108394) on September 29, 2015 and is incorporated herein by reference.

(2)
Amended and Restated Bylaws dated August 19, 2015 were previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-108394) on September 29, 2015 and is incorporated herein by reference.

(3)			Voting Trust Agreements - Not Applicable.
(4)
Agreements and Plans of Reorganization dated November 21, 2016 were previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and are incorporated herein by reference.

(5)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and Amended and Restated Bylaws.
(6)
Investment Advisory Agreement between the Registrant and LMM LLC dated November 15, 2016 was   previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.

(7)
Distribution Agreement between the Registrant, Quasar Distributors, LLC, and LMM LLC dated August 17, 2016 was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.

(8)			Bonus or Profit Sharing Contracts – not applicable.
(9)	(a)
Custody Agreement dated January 1, 2014 was previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-108394) on January 14, 2014 and is incorporated herein by reference.

(b)
Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated August 17, 2016 was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.

(10)	(a)		Rule 12b-1 Plan was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.
	(b)		Rule 18f-3 Plan was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.
(11)
Opinion of Morgan, Lewis & Bockius, LLP regarding the validity of shares to be issued were previously filed with the Registrant’s Registration Statement on Form N-14 (File No. 333-213829) on September 27, 2016 and are incorporated herein by reference.

(12)			Opinion of Morgan, Lewis & Bockius, LLP regarding certain tax matters of Legg Mason Opportunity Trust and Miller Income Opportunity Trust – filed herewith.
(13)	(a)
Fund Administration Servicing Agreement dated January 1, 2014 was previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-108394) on January 14, 2014 and is incorporated herein by reference.

(i)
Amendment to Fund Administration Servicing Agreement dated August 17, 2016 was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.

(b)
Fund Accounting Servicing Agreement dated January 1, 2014 was previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-108394) on January 14, 2014 and is incorporated herein by reference.

(i)
Fund Accounting Servicing Agreement dated August 17, 2016 was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.

(c)
Transfer Agent Servicing Agreement dated January 1, 2014 was previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-108394) on January 14, 2014 and is incorporated herein by reference.

(i)
Amendment to Transfer Agent Servicing Agreement dated August 17, 2016 was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.

(d)
Operating Expenses Limitation Agreement dated November 15, 2016 was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.

(14)	(a)
Consent of Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP regarding Legg Mason Opportunity Trust was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.

(14)	(b)
Consent of Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP regarding Miller Income Opportunity Trust was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.

(15)			Not applicable.
(16)
Powers of Attorney for Ian Martin, John Chrystal, Albert J. DiUlio, S.J., David S. Krause, and Harry E. Resis was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.

(17)	(a)
Prospectus of Legg Mason Opportunity Trust dated May 1, 2016 was previously filed with Legg Mason Investment Trust’s Amendment No. 10 to its Registration Statement on Form N-1A (File No. 811-22670) with the SEC on April 22, 2016 and is incorporated herein by reference.

(b)
Prospectus of Miller Income Opportunity Trust dated February 1, 2016 was previously filed with Legg Mason Global Asset Management Trust’s Amendment No. 117 to its Registration Statement on Form N-1A (File No. 811-22338) with the SEC on January 22, 2016 and is incorporated herein by reference.

(c)
Statement of Additional Information of Legg Mason Opportunity Trust dated May 1, 2016 was previously filed with Legg Mason Investment Trust’s Amendment No. 10 to its Registration Statement on Form N-1A (File No. 811-22670) with the SEC on April 22, 2016 and is incorporated herein by reference.

(d)
Statement of Additional Information of Miller Income Opportunity Trust dated February 1, 2016 was previously filed with Legg Mason Global Asset Management Trust’s Amendment No. 117 to its Registration Statement on Form N-1A (File No. 811-22338) with the SEC on January 22, 2016 and is incorporated herein by reference.

(e)
Semi-Annual Report to Shareholders of the Legg Mason Opportunity Trust for the period ended June 30, 2016 was previously filed on Legg Mason Investment Trust’s Form N-CSRS with the SEC on August 24, 2016 and is incorporated herein by reference.

(f)
Annual Report to Shareholders of the Miller Income Opportunity Trust for the period ended September 30, 2015 was previously filed on Legg Mason Global Asset Management Trust’s Form N-CSR with the SEC on November 24, 2015 and is incorporated herein by reference.

(g)
Proxy Ballot – Legg Mason Opportunity Trust was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.

(h)
Proxy Ballot – Miller Income Opportunity Trust was previously filed with the Registrants Registration Statement On Form N-14 (File No. 333-213829) on November 21, 2016 and is incorporated herein by reference.

Item 17.  Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the Proxy/Prospectus in a post-effective amendment to this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post‑Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 9th day of March, 2017.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
       Christopher E. Kashmerick
       President and Principal Executive Officer

As required by the Securities Act of 1933, as amended, this Pre-Effective Amendment to the Registration Statement has been signed below on March 9, 2017, by the following persons in the capacities indicated:

Signature	Title	Date

/s/ John Chrystal*	Trustee	March 9, 2017
John Chrystal

/s/ Albert J. DiUlio, S.J.*	Trustee	March 9, 2017
Albert J. DiUlio, S.J.

/s/ David S. Krause*	Trustee	March 9, 2017
David S. Krause

/s/ Harry E. Resis*	Trustee	March 9, 2017
Harry E. Resis

/s/ Ian Martin*	Trustee	March 9, 2017
Ian A. Martin

/s/ Christopher E. Kashmerick	President and Principal Executive Officer	March 9, 2017
Christopher E. Kashmerick

/s/ Russell B. Simon	Treasurer and Principal Financial Officer	March 9, 2017
Russell B. Simon

*By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS
Exhibit Number	Description
(12)	Opinion of Morgan, Lewis & Bockius, LLP regarding certain tax matters